Operating Segment Information	12 Months Ended
Mar. 31, 2012
Operating Segment Information
Operating Segment Information

16.  Operating Segment Information

Effective April 1, 2012, ATK realigned its business structure into three operating groups. The three-group structure will maximize efficiency, reduce cost, support customer needs, leverage the Company’s investments and improve overall agility within its markets.  As a result of this realignment, ATK’s three operating groups are:

•                  Aerospace Group, which generated 29% of ATK’s external sales in fiscal 2012, develops and produces rocket motor systems for human and cargo launch vehicles, conventional and strategic missiles, and missile defense interceptors. They also produce small and micro-satellites, satellite components, structures and subsystems, lightweight space deployables and solar arrays, and provide engineering and technical services.  Additionally, the Aerospace Group operates in the military and commercial aircraft and launch structures markets.  Other products include ordnance, such as decoy and illuminating flares.

•                  Defense Group, consisting of the former Armament Systems and Missile Products businesses, generated 49% of ATK’s external sales in the fiscal 2012, develops and produces military small, medium, and large caliber ammunition, propulsion systems for tactical missiles and missile defense applications, strike weapons, precision munitions, gun systems, aircraft survivability systems, fuzes and warheads, energetic materials and special mission aircraft.

•                  Sporting Group, which generated 22% of ATK’s external sales in fiscal 2012, develops and produces commercial ammunition and accessories and Tactical systems.

ATK derives the majority of its sales from contracts with, and prime contractors to, the U.S. Government. ATK’s U.S. Government sales, including sales to U.S. Government prime contractors, during the last three fiscal years were as follows:

Fiscal	U.S. Government Sales	Percent of sales

2012	$2,992,202	65%
2011	3,281,035	68%
2010	3,333,425	69%

The military small-caliber ammunition contract, which is reported within Defense Group, contributed approximately 15%, 15%, and 13% of total fiscal 2012, 2011 and 2010 sales, respectively.  No other single contract contributed more than 10% of ATK’s sales in fiscal 2012, 2011, or 2010.

No single commercial customer accounted for 10% or more of ATK’s total sales during fiscal 2012, 2011, or 2010.

ATK’s foreign sales to customers were $702,981 in fiscal 2012, $694,537 in fiscal 2011, and $631,978 in fiscal 2010.   During fiscal 2012, approximately 26% of these sales were in Aerospace Group, 56% were in Defense Group, and 18% were in Sporting Group.  Sales to no individual country outside the United States accounted for more than 4% of ATK’s sales in fiscal 2012. Substantially all of ATK’s assets are held in the United States.

The following summarizes ATK’s results by segment:

	Year Ended March 31, 2012
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,347,802	$2,262,777	$1,002,820	$—	$4,613,399
Intercompany	16,432	131,454	21,029	(168,915)	—
Total	1,364,234	2,394,231	1,023,849	(168,915)	4,613,399
Capital expenditures	74,194	18,911	21,742	7,445	122,292
Depreciation	46,061	31,741	16,741	3,494	98,037
Amortization of intangible assets	1,142	1,864	7,842	—	10,848
Income before interest, income taxes and noncontrolling interest	143,817	319,428	91,234	(58,893)	495,586
Total assets	1,539,899	1,193,503	750,622	1,057,722	4,541,746

	Year Ended March 31, 2011
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,432,678	$2,480,033	$929,553	$—	$4,842,264
Intercompany	12,987	96,507	10,914	(120,408)	—
Total	1,445,665	2,576,540	940,467	(120,408)	4,842,264
Capital expenditures	64,916	37,375	25,896	2,014	130,201
Depreciation	38,507	41,165	13,642	6,727	100,041
Amortization of intangible assets	2,454	862	7,829	—	11,145
Income before interest, income taxes and noncontrolling interest	131,011	269,232	128,437	(2,954)	525,726
Total assets	1,400,833	1,092,088	742,359	1,208,565	4,443,845

	Year Ended March 31, 2010
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,623,038	$2,422,783	$761,845	$—	$4,807,666
Intercompany	20,043	115,443	3,416	(138,902)	—
Total	1,643,081	2,538,226	765,261	(138,902)	4,807,666
Capital expenditures	61,422	43,326	33,108	5,616	143,472
Depreciation	39,313	34,885	10,990	8,551	93,739
Amortization of intangible assets	1,135	3,822	1,134	—	6,091
Income before interest, income taxes and noncontrolling interest	145,858	220,062	107,891	38,526	512,337
Total assets	1,291,660	1,141,248	489,345	947,371	3,869,624

During the second quarter of fiscal 2012, ATK recognized an $18,000 benefit from a favorable contract resolution on a program within Defense Group.

As a result of the LUU flares settlement agreement, ATK established a litigation accrual of $25,500 during fiscal 2012. This payment was made in April 2012.  An additional warranty accrual of approximately $10,700 was recorded during fiscal 2012 as the Company will retrofit up to 76,000 flares as part of the settlement. The impact of this settlement was recorded at Corporate.

During the third quarter of fiscal 2011, Aerospace Group recognized a $25,000 reduction in sales and profit on a commercial aerospace structures program.  This reduction in sales and profit resulted from increased program costs, scope changes, and new factory start-up processes.

During fiscal 2010, ATK recorded an $11,400 noncash charge within Defense Group related to the Company’s TNT production facility and ATK’s decision to procure all future TNT requirements from an off-shore vendor.

During fiscal 2010, ATK recorded a $24,586 noncash asset impairment charge within Aerospace Group and a $13,422 noncash asset impairment charge within Defense Group related to the Company’s decision to discontinue the use of the Thiokol and MRC trade names, as discussed in Note 7.

During fiscal 2010 ATK recognized approximately $14,000 of growth in contract costs associated with the construction of an energetics facility for the Australian Ministry of Defense.  As the program moves closer to completion it has been transitioned from Aerospace Group to the Defense Group given that ATK’s core expertise in high volume energetics production lies within Defense Group.

Certain administrative functions are primarily managed by ATK at the corporate headquarters (“Corporate”). Some examples of such functions are human resources, pension and postretirement benefits, corporate accounting, legal, tax, and treasury. Significant assets and liabilities managed at Corporate include those associated with debt, pension and postretirement benefits, environmental liabilities, litigation liability related to LUU flare, strategic growth costs, and income taxes.

Costs related to the administrative functions managed by Corporate are either recorded at Corporate or allocated to the business units based on the nature of the expense.  The difference between pension and postretirement benefit expense calculated under Financial Accounting Standards and the expense calculated under U.S. Cost Accounting Standards is recorded at the corporate level which provides for greater clarity on the operating results of the business segments. Administrative expenses such as corporate accounting, legal, and treasury costs, are allocated out to the business segments.  Environmental expenses are allocated to each segment based on the origin of the underlying environmental cost. Transactions between segments are recorded at the segment level, consistent with ATK’s financial accounting policies. Intercompany balances and transactions involving different segments are eliminated at ATK’s consolidated financial statements level. These eliminations are shown above in “Corporate” and were $33,697, $23,390, and $30,705 for fiscal 2012, 2011, and 2010, respectively.